Financial risk - Credit risk (Details)	Sep. 30, 2019	Sep. 30, 2018
Trading securities and financial assets measured at FVIS
Fair value related to credit risk
Financial assets issued by financial institutions (as a percent)	45.00%	41.00%
Financial assets issued by government or semi-government authorities (as a percent)	51.00%	55.00%
Financial assets held in Australia (as a percent)	71.00%	73.00%
Available-for-sale securities
Fair value related to credit risk
Financial assets issued by financial institutions (as a percent)	24.00%	27.00%
Financial assets issued by government or semi-government authorities (as a percent)	75.00%	73.00%
Financial assets held in Australia (as a percent)	90.00%	89.00%
Derivative financial instruments
Fair value related to credit risk
Financial assets issued by financial institutions (as a percent)	72.00%	79.00%
Financial assets held in Australia (as a percent)	78.00%	84.00%
Parent Entity | Trading securities and financial assets measured at FVIS
Fair value related to credit risk
Financial assets issued by financial institutions (as a percent)	44.00%	40.00%
Financial assets issued by government or semi-government authorities (as a percent)	52.00%	56.00%
Financial assets held in Australia (as a percent)	75.00%	76.00%
Parent Entity | Available-for-sale securities
Fair value related to credit risk
Financial assets issued by financial institutions (as a percent)	25.00%	28.00%
Financial assets issued by government or semi-government authorities (as a percent)	75.00%	72.00%
Financial assets held in Australia (as a percent)	97.00%	96.00%
Parent Entity | Derivative financial instruments
Fair value related to credit risk
Financial assets issued by financial institutions (as a percent)	72.00%	79.00%
Financial assets held in Australia (as a percent)	80.00%	86.00%